CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands		Total	Share capital	Share premium	Contributed capital	Translation reserve	Statutory reserve	Retained earnings	Total Hailiang Education Group Inc. shareholders' equity	Non-controlling interests
Balance at beginning at Jun. 30, 2015		¥ 697,815	¥ 239	¥ 18,628	¥ 225,895	¥ 47	¥ 195,011	¥ 257,995	¥ 697,815	¥ 0
Total comprehensive income
Profit		99,432	0	0	0	0	0	99,432	99,432	0
Other comprehensive loss		8,437	0	0	0	8,437	0	0	8,437	0
Total comprehensive (loss)/income		107,869	0	0	0	8,437	0	99,432	107,869	0
Transfer to statutory reserve		0	0	0	0	0	28,398	(28,398)	0	0
Initial public offering ("IPO")		122,369	28	122,341	0	0	0	0	122,369	0
Shares issuance cost		(9,551)	0	(9,551)	0	0	0	0	(9,551)	0
Share based payment (Note 14)		3,166	0	3,166	0	0	0	0	3,166	0
Balance at ending at Jun. 30, 2016		921,668	267	134,584	225,895	8,484	223,409	329,029	921,668	0
Total comprehensive income
Profit		167,743	0	0	0	0	0	167,743	167,743	0
Other comprehensive loss		2,202	0	0	0	2,202	0	0	2,202	0
Total comprehensive (loss)/income		169,945	0	0	0	2,202	0	167,743	169,945	0
Transfer to statutory reserve		0	0	0	0	0	43,949	(43,949)	0	0
Contributed capital		10,000	0	0	10,000	0	0	0	10,000	0
Balance at ending at Jun. 30, 2017		1,101,613	267	134,584	235,895	10,686	267,358	452,823	1,101,613	0
Total comprehensive income
Profit		230,902	0	0	0	0	0	222,588	222,588	8,314
Other comprehensive loss		(2,542)	0	0	0	(2,542)	0	0	(2,542)	0
Total comprehensive (loss)/income		228,360	0	0	0	(2,542)	0	222,588	220,046	8,314
Transfer to statutory reserve		0	0	0	0	0	37,165	(37,165)	0	0
Establishment of subsidiaries under common controlled by ultimate shareholder	[1]	11,000	0	0	11,000	0	0	0	11,000	0
Transfer of equity interests in subsidiaries under common controlled by ultimate shareholder to the Company and non-controlling interests	[1]	(6,160)	0	0	(11,000)	0	0	0	(11,000)	4,840
Exercise of warrant (Note 14)		0	1	(1)	0	0	0	0	0	0
Balance at ending at Jun. 30, 2018		¥ 1,334,813	¥ 268	¥ 134,583	¥ 235,895	¥ 8,144	¥ 304,523	¥ 638,246	¥ 1,321,659	¥ 13,154

[1]	In August, 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu, an entity ultimately controlled by Mr. Feng. The contributed capital from Xinyu Baishu was RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital since Haibo Education and Haibo Logistics had no substantive operation as of the acquisition date. Haibo Education and Haibo Logistics were under common control with the Company both immediately before and after the acquisition, and the Company recognized the assets and liabilities of Haibo Education and Haibo Logistics at historical cost. In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were reocorded as non-controlling interests (see note 16).